UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2006 to November 30, 2006

                Commission File Number of issuing entity: 333-132133-02

Nissan Auto Receivables 2006-C Owner Trust
(Exact name of issuing entity as specified in its charter)

                Commission File Number of depositor: 333-132133

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

51-6573784
(I.R.S. Employer Identification No.)

              c/o Wilmington Trust Company, Rodney Square North,
              1100 North Market Street, Wilmington, Delaware
              (Address of principal executive offices of the issuing entity)              19890
                   (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I - DISTRIBUTION INFORMATION

Item 1.     Distribution and Pool Performance Information.

On February 15, 2007, an error was discovered in the Monthly Servicer’s Certificate filed for the month of November 2006, which was submitted for filing on December 21, 2006. In the filed version, the data reported in “Delinquent Receivables” section under “VI. POOL STATISTICS” was incorrectly reported. The error, however, only exists on the version that was filed on Form 10-D and not in the actual report that was delivered to the Noteholders and the Indenture Trustee by the applicable reporting date.

This amendment to the Form 10-D is being filed in order to replace the exhibit that was attached to original Form 10-D filing with a corrected Monthly Servicer’s Certificate.

PART II - OTHER INFORMATION

Item 9.     Exhibits.

(a)	Amended Monthly Servicer’s Certificate for the month of November 2006 -
  Nissan Auto Receivables 2006-C Owner Trust.

(b)    Exhibits:  99.1 Monthly Servicer’s Certificate for the month of November 2006-
Nissan Auto Receivables 2006-C Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2006-C OWNER TRUST By: Nissan Motor Acceptance Corporation, as administrator
Date: March 1, 2007	By: /s/ Rakesh Kochhar Rakesh Kochhar, Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Amended Monthly Servicer’s Certificate for the month of November 2006 -
                      Nissan Auto Receivables 2006-C Owner Trust.